Basis of Presentation	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Basis of Presentation

The unaudited interim condensed consolidated financial information of SecureAlert, Inc., dba TrackGroup, and subsidiaries (collectively, the “Company”, “SecureAlert”, or “Track Group”) has been prepared in accordance with the Instructions to Form 10-Q and Article 8 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”).  Certain information and disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to such rules and regulations.  In the opinion of management, the accompanying interim consolidated financial information contains all adjustments, consisting only of normal recurring adjustments necessary to present fairly the Company’s financial position as of December 31, 2014, and results of its operations for the three months ended December 31, 2014 and 2013.  These financial statements should be read in conjunction with the annual consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 10-K for the year ended September 30, 2014.  The results of operations for the three months ended December 31, 2014 may not be indicative of the results for the fiscal year ending September 30, 2015.